UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

ALLIANCEBERNSTEIN BALANCED SHARES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2011

Date of reporting period: August 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Balanced Shares Fund

Portfolio of Investments

August 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 65.5%
Health Care - 12.7%
Biotechnology - 4.3%
Amgen, Inc.	250,950	$13,903,885
Gilead Sciences, Inc. (a)	237,200	9,460,722

		23,364,607

Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	64,400	3,605,112

Health Care Providers & Services - 2.9%
HCA Holdings, Inc. (a)	142,669	2,857,660
UnitedHealth Group, Inc.	273,200	12,982,464

		15,840,124

Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc. (a)	84,400	3,111,828
Covance, Inc. (a)	97,376	4,825,955

		7,937,783

Pharmaceuticals - 3.4%
Abbott Laboratories	65,550	3,442,030
Endo Pharmaceuticals Holdings, Inc. (a)	42,290	1,349,474
Merck & Co., Inc.	209,230	6,929,698
Pfizer, Inc.	346,450	6,575,621

		18,296,823

		69,044,449

Financials - 12.4%
Capital Markets - 2.4%
BlackRock, Inc.-Class A	25,700	4,234,075
Franklin Resources, Inc.	24,950	2,992,004
Goldman Sachs Group, Inc. (The)	33,750	3,922,425
State Street Corp.	58,230	2,068,330

		13,216,834

Commercial Banks - 1.8%
PNC Financial Services Group, Inc.	66,935	3,356,121
Wells Fargo & Co.	244,850	6,390,585

		9,746,706

Consumer Finance - 0.5%
Capital One Financial Corp.	51,900	2,389,995

Diversified Financial Services - 3.5%
IntercontinentalExchange, Inc. (a)	45,150	5,325,442
JPMorgan Chase & Co.	361,850	13,591,086

		18,916,528

Insurance - 4.2%
ACE Ltd.	94,070	6,075,041
Axis Capital Holdings Ltd.	157,875	4,524,697
MetLife, Inc.	283,687	9,531,883

Company	Shares	U.S. $ Value
Travelers Cos., Inc. (The)	52,750	2,661,765

		22,793,386

		67,063,449

Information Technology - 10.0%
Computers & Peripherals - 1.5%
Apple, Inc. (a)	21,700	8,350,811

IT Services - 2.1%
Accenture PLC	62,393	3,343,641
Amdocs Ltd. (a)	98,250	2,698,927
International Business Machines Corp.	32,000	5,501,120

		11,543,688

Semiconductors & Semiconductor Equipment - 2.8%
Fairchild Semiconductor International, Inc. (a)	137,000	1,816,620
Marvell Technology Group Ltd. (a)	679,432	8,934,531
Micron Technology, Inc. (a)	252,200	1,490,502
NVIDIA Corp. (a)	211,900	2,820,389

		15,062,042

Software - 3.6%
Activision Blizzard, Inc.	270,455	3,202,187
Microsoft Corp.	427,300	11,366,180
Oracle Corp.	172,150	4,832,251

		19,400,618

		54,357,159

Energy - 8.4%
Energy Equipment & Services - 2.3%
Helmerich & Payne, Inc.	39,500	2,252,290
National Oilwell Varco, Inc.	91,363	6,040,921
Oceaneering International, Inc.	103,133	4,402,748

		12,695,959

Oil, Gas & Consumable Fuels - 6.1%
Chevron Corp.	135,380	13,390,436
Devon Energy Corp.	75,000	5,087,250
Energen Corp.	65,800	3,230,780
Exxon Mobil Corp.	109,150	8,081,466
Occidental Petroleum Corp.	36,115	3,132,615

		32,922,547

		45,618,506

Industrials - 7.0%
Aerospace & Defense - 2.6%
Honeywell International, Inc.	49,435	2,363,488
L-3 Communications Holdings, Inc.	49,500	3,357,090
Raytheon Co.	194,475	8,407,154

		14,127,732

Construction & Engineering - 0.6%
URS Corp. (a)	89,250	3,129,997

Electrical Equipment - 1.0%
AMETEK, Inc.	84,800	3,313,984

Company	Shares	U.S. $ Value
Hubbell, Inc.-Class B	39,220	2,319,079

		5,633,063

Industrial Conglomerates - 1.1%
General Electric Co.	361,300	5,892,803

Machinery - 1.2%
Actuant Corp.-Class A	71,600	1,437,728
Dover Corp.	59,100	3,399,432
Joy Global, Inc.	22,530	1,880,128

		6,717,288

Road & Rail - 0.5%
Norfolk Southern Corp.	40,817	2,762,495

		38,263,378

Consumer Discretionary - 6.3%
Auto Components - 0.6%
Autoliv, Inc.	58,000	3,237,560

Automobiles - 0.4%
Harley-Davidson, Inc.	60,700	2,346,662

Household Durables - 0.4%
Harman International Industries, Inc.	64,400	2,330,636

Internet & Catalog Retail - 0.9%
Liberty Media Corp.-Interactive (a)	290,223	4,591,328

Leisure Equipment & Products - 0.5%
Mattel, Inc.	100,381	2,697,237

Media - 2.3%
Comcast Corp.-Class A	388,215	8,350,505
Interpublic Group of Cos., Inc. (The)	294,888	2,544,883
Time Warner, Inc.	42,115	1,333,361

		12,228,749

Multiline Retail - 0.2%
Kohl’s Corp.	27,305	1,265,314

Specialty Retail - 0.6%
Lowe’s Cos., Inc.	66,600	1,327,338
TJX Cos., Inc.	36,890	2,014,932

		3,342,270

Textiles, Apparel & Luxury Goods - 0.4%
VF Corp.	18,700	2,189,022

		34,228,778

Consumer Staples - 5.4%
Beverages - 0.5%
Coca-Cola Enterprises, Inc.	93,200	2,574,184

Food & Staples Retailing - 2.3%
CVS Caremark Corp.	182,091	6,538,888
Kroger Co. (The)	256,636	6,046,344

		12,585,232

Tobacco - 2.6%
Lorillard, Inc.	98,029	10,922,391

Company	Shares	U.S. $ Value
Philip Morris International, Inc.	43,000	2,980,760

		13,903,151

		29,062,567

Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	213,050	6,067,664
Verizon Communications, Inc.	69,700	2,521,049

		8,588,713

Utilities - 1.5%
Electric Utilities - 0.6%
Exelon Corp.	74,200	3,199,504

Multi-Utilities - 0.9%
DTE Energy Co.	29,800	1,506,688
Public Service Enterprise Group, Inc.	96,800	3,303,784

		4,810,472

		8,009,976

Materials - 0.2%
Chemicals - 0.2%
Solutia, Inc. (a)	71,200	1,237,456

Total Common Stocks (cost $331,919,604)		355,474,431

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 9.3%
Industrial - 4.1%
Basic - 0.7%
Anglo American Capital PLC
9.375%, 4/08/19 (b)	$400	534,227
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20	345	351,858
ArcelorMittal
6.125%, 6/01/18	325	338,684
Arcelormittal USA, Inc.
6.50%, 4/15/14	235	252,625
Dow Chemical Co. (The)
7.60%, 5/15/14	140	161,373
8.55%, 5/15/19	385	500,262
Georgia-Pacific LLC
5.40%, 11/01/20 (b)	78	80,437
International Paper Co.
7.95%, 6/15/18	490	585,516
PPG Industries, Inc.
5.75%, 3/15/13	375	400,995
Teck Resources Ltd.
6.00%, 8/15/40	32	32,561
Vale Canada Ltd.
7.75%, 5/15/12	561	584,345

		3,822,883

Company	Principal Amount (000)	U.S. $ Value
Capital Goods - 0.2%
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)	61	66,534
Owens Corning
6.50%, 12/01/16	353	377,883
Republic Services, Inc.
5.25%, 11/15/21	218	244,101
5.50%, 9/15/19	328	376,515

		1,065,033

Communications - Media - 0.8%
CBS Corp.
8.875%, 5/15/19	429	554,054
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	440	645,231
Comcast Corp.
5.15%, 3/01/20	180	205,186
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.60%, 2/15/21	175	183,186
4.75%, 10/01/14	240	263,949
News America, Inc.
6.15%, 3/01/37	446	467,068
9.25%, 2/01/13	150	164,973
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	290	376,464
Time Warner Entertainment Co. LP
8.375%, 3/15/23	605	788,450
WPP Finance UK
8.00%, 9/15/14	423	491,500

		4,140,061

Communications - Telecommunications - 0.3%
American Tower Corp.
5.05%, 9/01/20	430	437,141
AT&T, Inc.
4.45%, 5/15/21	225	241,470
Embarq Corp.
7.082%, 6/01/16	194	211,227
Qwest Corp.
7.50%, 10/01/14	354	392,055
Telecom Italia Capital SA
6.175%, 6/18/14	545	549,902

		1,831,795

Consumer Cyclical - Automotive - 0.1%
Daimler Finance North America LLC
5.75%, 9/08/11	240	240,068
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (b)	418	461,611

		701,679

Consumer Cyclical - Entertainment - 0.3%
Time Warner, Inc.
7.625%, 4/15/31	600	737,462

Company	Principal Amount (000)	U.S. $ Value
Viacom, Inc.
5.625%, 9/15/19	535	614,342

		1,351,804

Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.60%, 3/15/19	255	308,775

Consumer Non-Cyclical - 0.4%
Ahold Finance USA LLC
6.875%, 5/01/29	535	639,520
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	415	437,361
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (b)	590	635,993
Delhaize Group SA
5.875%, 2/01/14	150	164,606
Fortune Brands, Inc.
3.00%, 6/01/12	130	131,723
Newell Rubbermaid, Inc.
5.50%, 4/15/13	200	212,247
Whirlpool Corp.
8.60%, 5/01/14	75	86,009

		2,307,459

Energy - 0.6%
Anadarko Petroleum Corp.
5.95%, 9/15/16	245	275,402
Hess Corp.
8.125%, 2/15/19	195	254,376
Marathon Petroleum Corp.
3.50%, 3/01/16 (b)	63	65,786
5.125%, 3/01/21 (b)	107	114,246
Nabors Industries, Inc.
9.25%, 1/15/19	465	589,644
Noble Energy, Inc.
8.25%, 3/01/19	430	561,177
Noble Holding International Ltd.
4.90%, 8/01/20	41	45,357
Valero Energy Corp.
6.125%, 2/01/20	452	503,567
6.875%, 4/15/12	65	67,272
Weatherford International Ltd./Bermuda
5.15%, 3/15/13	185	194,852
9.625%, 3/01/19	280	375,851

		3,047,530

Other Industrial - 0.1%
Noble Group Ltd.
6.75%, 1/29/20 (b)	425	429,250

Technology - 0.2%
Agilent Technologies, Inc.
5.00%, 7/15/20	81	86,242
Computer Sciences Corp.
5.50%, 3/15/13	465	491,009

Company	Principal Amount (000)	U.S. $ Value
Motorola Solutions, Inc.
7.50%, 5/15/25	90	107,920
Xerox Corp.
8.25%, 5/15/14	435	503,195

		1,188,366

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.25%, 10/01/14	452	480,698

Transportation - Services - 0.2%
Asciano Finance Ltd.
3.125%, 9/23/15 (b)	530	539,535
Con-way, Inc.
6.70%, 5/01/34	392	393,182
Ryder System, Inc.
5.85%, 11/01/16	164	189,624
7.20%, 9/01/15	147	175,250

		1,297,591

		21,972,924

Financial Institutions - 3.9%
Banking - 2.1%
Bank of America Corp.
5.625%, 7/01/20	815	825,381
BankAmerica Capital II
Series 2
8.00%, 12/15/26	559	556,205
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	1,020	1,103,305
Citigroup, Inc.
5.50%, 4/11/13	490	510,542
8.50%, 5/22/19	675	825,036
Countrywide Financial Corp.
6.25%, 5/15/16	143	144,410
Goldman Sachs Group, Inc. (The)
5.25%, 7/27/21	106	107,464
6.00%, 6/15/20	475	506,975
7.50%, 2/15/19	400	456,952
JPMorgan Chase & Co.
4.40%, 7/22/20	285	292,793
Lloyds TSB Bank PLC
4.375%, 1/12/15 (b)	520	512,371
Macquarie Group Ltd.
4.875%, 8/10/17 (b)	540	537,839
Morgan Stanley
5.50%, 7/24/20	820	801,940
6.625%, 4/01/18	390	417,889
Nationwide Building Society
6.25%, 2/25/20 (b)	425	459,550
PNC Funding Corp.
5.125%, 2/08/20	190	209,868
Royal Bank of Scotland PLC (The)
6.125%, 1/11/21	395	412,234
Shinhan Bank
4.125%, 10/04/16 (b)	470	476,656
Societe Generale SA

Company	Principal Amount (000)	U.S. $ Value
2.50%, 1/15/14 (b)	240	230,320
5.20%, 4/15/21 (b)	260	241,016
Sovereign Bank/Wyomissing PA
5.125%, 3/15/13	474	479,874
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (b)	235	191,471
Union Bank NA
5.95%, 5/11/16	405	450,189
Wachovia Corp.
5.50%, 5/01/13	820	876,594

		11,626,874

Brokerage - 0.1%
Jefferies Group, Inc.
5.125%, 4/13/18	249	248,229
6.875%, 4/15/21	211	235,924

		484,153

Finance - 0.1%
SLM Corp.
Series A
5.375%, 1/15/13	596	602,015

Insurance - 1.3%
Allied World Assurance Co. Ltd.
7.50%, 8/01/16	165	190,288
American International Group, Inc.
6.40%, 12/15/20	340	357,675
Assurant, Inc.
5.625%, 2/15/14	245	260,052
CIGNA Corp.
5.125%, 6/15/20	76	83,035
Coventry Health Care, Inc.
5.95%, 3/15/17	130	146,548
6.125%, 1/15/15	55	61,189
6.30%, 8/15/14	260	287,334
Genworth Financial, Inc.
6.515%, 5/22/18	495	448,726
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (b)	315	387,249
Hartford Financial Services Group, Inc.
4.00%, 3/30/15	120	121,619
5.50%, 3/30/20	380	384,641
Humana, Inc.
7.20%, 6/15/18	430	513,454
Lincoln National Corp.
8.75%, 7/01/19	172	213,303
Markel Corp.
7.125%, 9/30/19	261	310,016
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (b)	345	504,857
Metlife Capital Trust IV
7.875%, 12/15/37 (b)	260	265,200
MetLife, Inc.
4.75%, 2/08/21	115	120,607
7.717%, 2/15/19	158	194,101

Company	Principal Amount (000)	U.S. $ Value
Nationwide Mutual Insurance Co.
5.81%, 12/15/24 (b)	493	485,953
Principal Financial Group, Inc.
7.875%, 5/15/14	490	561,073
Prudential Financial, Inc.
5.15%, 1/15/13	520	544,598
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (b)	250	244,430
XL Group PLC
5.25%, 9/15/14	68	72,971

		6,758,919

Other Finance - 0.1%
Aviation Capital Group Corp.
7.125%, 10/15/20 (b)	192	193,781
ORIX Corp.
4.71%, 4/27/15	544	570,993

		764,774

REITS - 0.2%
ERP Operating LP
5.25%, 9/15/14	540	586,026
HCP, Inc.
5.95%, 9/15/11	505	505,557

		1,091,583

		21,328,318

Utility - 0.8%
Electric - 0.5%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (b)	115	127,387
Ameren Corp.
8.875%, 5/15/14	335	382,084
Constellation Energy Group, Inc.
5.15%, 12/01/20	395	413,593
FirstEnergy Corp.
Series B
6.45%, 11/15/11	46	46,460
Series C
7.375%, 11/15/31	395	459,413
Nisource Finance Corp.
6.80%, 1/15/19	480	574,376
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (b)	385	416,095
TECO Finance, Inc.
4.00%, 3/15/16	135	144,490
5.15%, 3/15/20	160	178,438
Union Electric Co.
6.70%, 2/01/19	60	73,432

		2,815,768

Natural Gas - 0.3%
DCP Midstream LLC
5.35%, 3/15/20 (b)	181	199,602

Company	Principal Amount (000)	U.S. $ Value
EQT Corp.
8.125%, 6/01/19	266	327,989
Kinder Morgan Energy Partners LP
4.15%, 3/01/22	181	179,172
TransCanada PipeLines Ltd.
6.35%, 5/15/67	600	604,873
Williams Partners LP
5.25%, 3/15/20	293	318,792

		1,630,428

		4,446,196

Non Corporate Sectors - 0.5%
Agencies - Not Government Guaranteed - 0.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.70%, 8/07/18 (b)	505	618,625
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (b)	830	904,700
MDC-GMTN B.V.
3.75%, 4/20/16 (b)	465	483,202
Petrobras International Finance Co.-Pifco
5.75%, 1/20/20	710	770,270

		2,776,797

Total Corporates - Investment Grades (cost $46,432,373)		50,524,235

MORTGAGE PASS-THROUGH’S - 8.7%
Agency Fixed Rate 30-Year - 7.2%
Federal Home Loan Mortgage Corp. Gold
4.50%, TBA	6,200	6,543,422
Series 2005
5.50%, 1/01/35	2,483	2,722,497
Federal National Mortgage Association
4.00%, TBA	3,280	3,398,900
4.00%, 1/01/41	3,583	3,721,368
5.50%, 6/01/38	2,327	2,547,953
6.00%, 10/01/37-2/01/40	3,090	3,422,700
Series 2004
6.00%, 11/01/34	1,545	1,724,257
Series 2006
5.00%, 2/01/36	3,054	3,299,221
Series 2008
5.50%, 8/01/37-5/01/38	6,553	7,196,432
6.00%, 3/01/37-5/01/38	3,668	4,075,794
Series 2010
6.00%, 4/01/40	531	587,533

		39,240,077

Agency Fixed Rate 15-Year - 0.9%
Federal National Mortgage Association
4.50%, TBA	1,290	1,374,858
4.50%, 3/01/24-6/01/26	3,540	3,777,032

		5,151,890

Company	Principal Amount (000)	U.S. $ Value
Agency ARMs - 0.6%
Federal Home Loan Mortgage Corp.
2.603%, 4/01/36 (c)	983	1,036,364
5.188%, 10/01/39 (c)	944	997,666
Series 2006
5.943%, 1/01/37 (d)	167	175,151
6.097%, 12/01/36 (d)	78	82,236
Series 2007
6.004%, 2/01/37 (d)	168	173,944
6.085%, 1/01/37 (d)	87	91,291
Federal National Mortgage Association
Series 2007
3.338%, 8/01/37 (c)	335	351,455
5.942%, 2/01/37 (d)	147	152,714

		3,060,821

Total Mortgage Pass-Through’s (cost $45,603,613)		47,452,788

GOVERNMENTS - TREASURIES - 5.8%
United States - 5.8%
U.S. Treasury Bonds
4.50%, 2/15/36	3,980	4,678,987
4.625%, 2/15/40	3,530	4,206,214
5.375%, 2/15/31	1,395	1,839,874
U.S. Treasury Notes
1.00%, 8/31/16	7,730	7,747,547
1.50%, 6/30/16	1,515	1,558,087
2.625%, 4/30/16-11/15/20	10,634	11,263,995

Total Governments - Treasuries (cost $29,323,614)		31,294,704

AGENCIES - 3.4%
Agency Debentures - 3.4%
Federal Farm Credit Bank
0.227%, 10/12/12 (d)	910	910,237
0.269%, 4/26/13 (d)	5,845	5,847,712
0.279%, 6/26/13 (d)	2,700	2,701,698
Federal National Mortgage Association
0.24%, 10/18/12 (d)	600	599,997
6.25%, 5/15/29	3,706	4,958,880
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20	4,275	3,438,494

Total Agencies (cost $17,349,504)		18,457,018

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
Non-Agency Fixed Rate CMBS - 1.8%
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	1,230	1,307,534
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class AJ

Company	Principal Amount (000)	U.S. $ Value
5.457%, 4/10/37	360	214,436
Series 2007-GG9, Class A4
5.444%, 3/10/39	1,070	1,130,471
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB18, Class A4
5.44%, 6/12/47	1,735	1,847,733
Series 2007-LD11, Class A4
6.005%, 6/15/49	1,735	1,834,183
LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class A3
5.347%, 11/15/38	1,020	1,068,577
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46	1,805	1,959,111
Series 2006-4, Class AM
5.204%, 12/12/49	435	378,705

Total Commercial Mortgage-Backed Securities (cost $8,998,324)		9,740,750

CORPORATES - NON-INVESTMENT GRADES - 0.9%
Industrial - 0.6%
Basic - 0.1%
Lyondell Chemical Co.
8.00%, 11/01/17 (b)	148	163,910
United States Steel Corp.
5.65%, 6/01/13	344	352,600

		516,510

Capital Goods - 0.1%
Building Materials Corp. of America
6.75%, 5/01/21 (b)	48	45,960
Case New Holland, Inc.
7.875%, 12/01/17	166	179,695
Griffon Corp.
7.125%, 4/01/18	170	160,650
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18 (b)	45	42,300
7.125%, 3/15/21 (b)	45	42,300
Textron Financial Corp.
5.40%, 4/28/13	103	107,667

		578,572

Communications - Media - 0.0%
EH Holding Corp.
6.50%, 6/15/19 (b)	120	120,000

Communications - Telecommunications - 0.0%
eAccess Ltd.
8.25%, 4/01/18 (b)	100	96,000
Windstream Corp.
7.875%, 11/01/17	170	178,713

		274,713

Company	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Automotive - 0.1%
Delphi Corp.
5.875%, 5/15/19 (b)	39	37,635
6.125%, 5/15/21 (b)	64	61,760
Ford Motor Co.
7.45%, 7/16/31	220	241,202
Ford Motor Credit Co. LLC
5.75%, 2/01/21	200	199,422

		540,019

Consumer Cyclical - Retailers - 0.1%
JC Penney Co., Inc.
5.65%, 6/01/20	435	409,988
Limited Brands, Inc.
6.625%, 4/01/21	190	192,375

		602,363

Consumer Non-Cyclical - 0.1%
Fresenius Medical Care US Finance, Inc.
5.75%, 2/15/21 (b)	195	187,200
Universal Health Services, Inc.
7.125%, 6/30/16	275	295,281

		482,481

Energy - 0.1%
Chesapeake Energy Corp.
6.125%, 2/15/21	188	190,820
Oil States International, Inc.
6.50%, 6/01/19 (b)	129	129,000
Range Resources Corp.
5.75%, 6/01/21	140	140,700

		460,520

		3,575,178

Financial Institutions - 0.2%
Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
7.875%, 11/01/09 (e)	845	210,194

Insurance - 0.2%
ING Capital Funding Trust III
Series 9
3.846%, 9/30/11 (d)	555	477,541
XL Group PLC
Series E
6.50%, 4/15/17	355	313,288

		790,829

		1,001,023

Utility - 0.1%
Electric - 0.1%
AES Corp. (The)
7.75%, 3/01/14	155	163,912
CMS Energy Corp.
8.75%, 6/15/19	205	247,817

Company	Principal Amount (000)	U.S. $ Value
		411,729

Total Corporates - Non-Investment Grades (cost $5,680,596)		4,987,930

ASSET-BACKED SECURITIES - 0.7%
Home Equity Loans - Floating Rate - 0.4%
HSBC Home Equity Loan Trust
Series 2007-1, Class M1
0.593%, 3/20/36 (d)	2,680	1,737,393
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
0.328%, 11/25/36 (d)	747	510,584
Option One Mortgage Loan Trust
Series 2007-2, Class M1
0.578%, 3/25/37 (d) (f)	930	6,934

		2,254,911

Credit Cards - Floating Rate - 0.2%
Discover Card Master Trust
Series 2010-A1, Class A1
0.857%, 9/15/15 (d)	244	245,856
Series 2009-A1, Class A1
1.507%, 12/15/14 (d)	265	267,479
Series 2009-A2, Class A
1.507%, 2/17/15 (d)	230	231,972
MBNA Credit Card Master Note Trust
Series 2006-A2, Class A2
0.267%, 6/15/15 (d)	240	239,749

		985,056

Other ABS - Fixed Rate - 0.1%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15	433	434,482

Total Asset-Backed Securities (cost $5,773,608)		3,674,449

	Shares
PREFERRED STOCKS - 0.3%
Industrial - 0.3%
Communications - Telecommunications - 0.3%
Centaur Funding Corp.
9.08% (b)	1,200	1,363,500

Financial Institutions - 0.0%
Finance - 0.0%
Citigroup Capital XII
8.50% (c)	9,000	230,344

Company	Shares	U.S. $ Value
Utility - 0.0%
Other Utility - 0.0%
DTE Energy Trust I 7.80%	5,000	134,650

Total Preferred Stocks
(cost $1,797,090)		1,728,494

	Principal Amount (000)
QUASI-SOVEREIGNS - 0.3%
Kazakhstan - 0.1%
KazMunayGas National Co.
7.00%, 5/05/20 (b)	$301	325,080

Malaysia - 0.1%
Petronas Capital Ltd.
5.25%, 8/12/19 (b)	435	485,729

Russia - 0.1%
Russian Agricultural Bank OJSC Via
RSHB Capital SA
6.299%, 5/15/17 (b)	655	691,025

Total Quasi-Sovereigns (cost $1,374,156)		1,501,834

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.1%
United States - 0.1%
California GO 7.625%, 3/01/40 (cost $581,886)	570	688,668

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
Non-Agency Floating Rate - 0.0%
Countrywide Alternative Loan Trust Series 2007-OA3, Class M1 0.528%, 4/25/47 (d) (f) (cost $778,936)	780	4,197

	Shares
SHORT-TERM INVESTMENTS - 4.5%
Investment Companies - 4.5%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (g) (cost $24,570,518)	24,570,518	24,570,518

Company	Shares	U.S. $ Value
Total Investments - 101.3% (cost $520,183,822) (h)		550,100,016
Other assets less liabilities - (1.3)%		(7,284,712)

Net Assets - 100.0%		$542,815,304

CREDIT DEFAULT SWAP CONTRACTS ON INDICES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at August 31, 2011	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps
Bank of America:
CDX-NAIGS16V1-5 Year Index, 6/20/16*	(1.00)%	1.15%	$3,700	$24,505	$(838)	$25,343

*	Termination date

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the aggregate market value of these securities amounted to $14,199,322 or 2.6% of net assets.
(c)	Variable rate coupon, rate shown as of August 31, 2011.
(d)	Floating Rate Security. Stated interest rate was in effect at August 31, 2011.
(e)	Security is in default and is non-income producing.
(f)	Illiquid security.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of August 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $51,307,615 and gross unrealized depreciation of investments was $(21,391,421), resulting in net unrealized appreciation of $29,916,194.

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
GO	-	General Obligation
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced

AllianceBernstein Balanced Shares Fund

August 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2011:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks	$355,474,431		$	– 0	–	$	– 0	–	$355,474,431
Corporates - Investment Grades	– 0	–		50,524,235			– 0	–	50,524,235
Mortgage Pass-Through’s	– 0	–		47,452,788			– 0	–	47,452,788
Governments - Treasuries	– 0	–		31,294,704			– 0	–	31,294,704
Agencies	– 0	–		18,457,018			– 0	–	18,457,018
Commercial Mortgage-Backed Securities	– 0	–		7,313,426			2,427,324		9,740,750
Corporates - Non-Investment Grades	– 0	–		4,987,930			– 0	–	4,987,930
Asset-Backed Securities	– 0	–		985,056			2,689,393		3,674,449
Preferred Stocks	364,994			1,363,500			– 0	–	1,728,494
Quasi-Sovereigns	– 0	–		1,501,834			– 0	–	1,501,834
Local Governments - Municipal Bonds	– 0	–		688,668			– 0	–	688,668
Collateralized Mortgage Obligations	– 0	–		– 0	–		4,197		4,197
Short-Term Investments	24,570,518			– 0	–		– 0	–	24,570,518

Total Investments in Securities	380,409,943			164,569,159			5,120,914		550,100,016
Other Financial Instruments* :
Assets:
Credit Default Swap Contracts	– 0	–		25,343			– 0	–	25,343
Liabilities:	– 0	–		– 0	–		– 0	–	– 0	–

Total	$380,409,943			$164,594,502			$5,120,914		$550,125,359

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Commercial Mortgage- Backed Securities		Asset-Backed Securities		Collateralized Mortgage Obligations
Balance as of 11/30/10	$9,788,903		$3,708,341		$2,240
Accrued discounts /(premiums)	90,415		20		22
Realized gain (loss)	931,974		(309,353)		– 0	–
Change in unrealized appreciation/depreciation	(1,046,165)		391,533		1,935
Purchases	– 0	–	– 0	–	– 0	–
Sales	(7,337,803)		(1,101,148)		– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 8/31/11	$2,427,324		$2,689,393		$4,197

Net change in unrealized appreciation/depreciation from Investments held as of 8/31/11	$(183,258)		$214,531		$1,935

	Total
Balance as of 11/30/10	$13,499,484
Accrued discounts /(premiums)	90,457
Realized gain (loss)	622,621
Change in unrealized appreciation/depreciation	(652,697)
Purchases	– 0	–
Sales	(8,438,951)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 8/31/11	$5,120,914

Net change in unrealized appreciation/depreciation from Investments held as of 8/31/11	$33,208

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Balanced Shares, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 25, 2011